Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Write-down of inventory
Impairment charge	0	0	0
Revenue recognized	323,894	141,112	$ 108,176	$ 187,038
Recognize of revenue	$ 3,724	$ 153,293
CODM description	Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of members of the Company’s management team, who reviews consolidated results when making decisions about allocating resources and assessing performance as a whole and hence, we have only one reportable segment.	Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of members of the Company’s management team, who reviews consolidated results when making decisions about allocating resources and assessing performance as a whole and hence, we have only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief operating decision maker	Chief operating decision maker
Number of reportable segment	1	1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-06-30
Summary of Significant Accounting Policies [Line Items]
Expect to recognize period		12 months
Lease term		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-06-30
Summary of Significant Accounting Policies [Line Items]
Expect to recognize period	12 months
Lease term	12 months
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Potentially diluted shares (in Shares) | shares	0	0	0